NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share

The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock:

	Nine Months Ended September 30,
	2021	2020
Numerator:
Net Loss	$(38,766)	$(16,565)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(38,766)	$(16,565)
Denominator:
Common Stock	5,229,877	4,630,574
Denominator for Basic and Dilutive EPS – Weighted-average common stock	5,229,877	4,630,574
Basic and dilutive loss per share	$(7.41)	$(3.58)

	2020	2019
Numerator:
Net Loss	$(23,427)	$(19,415)
Numerator for Basic and Dilutive EPS – Loss available to common stockholders	$(23,427)	$(19,415)
Denominator:
Common Stock	4,651,127	4,486,484
Denominator for Basic and Dilutive EPS – Weighted-average common stock	4,651,127	4,486,484
Basic and dilutive loss per share	$(5.04)	$(4.33)

Schedule of anti-dilutive common equivalent shares

	Nine Months Ended September 30,
	2021	2020
Outstanding options to purchase common stock	23,635,255	6,026,335
Outstanding Hyperfine convertible preferred stock (Series A through D)	109,182,191	67,211,210
Outstanding Liminal convertible preferred stock (Series A-1 and A-2)	57,500,000	—
Total anti-dilutive common equivalent shares	190,317,446	73,237,545

	2020	2019
Outstanding options to purchase common stock	5,812,150	4,764,571
Outstanding convertible preferred stock (Series A through D)	95,010,858	67,211,210
Total anti-dilutive common equivalent shares	100,823,008	71,975,781